Schedule of Investments
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Variable Rate Senior Loan Interests–83.48%(b)(c)
Aerospace & Defense–2.94%
Arxis
Delayed Draw Term Loan(d)	0.00%	02/26/2032		$189	$190,056
Delayed Draw Term Loan (3 mo. Term SOFR + 2.50%)	6.43%	02/26/2032		20	20,133
Term Loan (3 mo. Term SOFR + 2.50%)	6.54%	02/26/2032		2,213	2,222,960
AVS (Ramudden Global) (Germany), Term Loan B-4 (1 mo. EURIBOR + 3.50%)	5.43%	12/10/2029	EUR	3,000	3,484,931
Brown Group Holding LLC (Signature Aviation US Holdings, Inc.)
Incremental Term Loan B-2 (1 mo. Term SOFR + 2.75%)	6.67%	07/01/2031		2,038	2,049,607
Term Loan (1 mo. Term SOFR + 2.50%)	6.42%	07/01/2031		3,575	3,593,199
Element Materials Technology Group US Holdings, Inc. (EM Midco 2 US LLC), Term Loan (3 mo. Term SOFR + 3.68%)	7.68%	07/06/2029		2,998	3,024,788
Engineering Research and Consulting LLC, First Lien Term Loan (3 mo. Term SOFR + 5.00%)(e)	8.92%	08/15/2031		5,255	4,598,411
Gogo Intermediate Holdings LLC, Term Loan (1 mo. Term SOFR + 3.86%)	7.78%	04/30/2028		9,644	9,412,049
KKR Apple Bidco LLC, Term Loan B (1 mo. Term SOFR + 2.50%)	6.42%	09/22/2028		8,340	8,386,073
Peraton Corp., First Lien Term Loan B (3 mo. Term SOFR + 3.75%)	7.69%	02/01/2028		9,013	7,933,779
Propulsion (BC) Newco LLC (aka ITP Aero)
Term Loan (3 mo. Term SOFR + 2.75%)	6.74%	09/14/2029		6,999	7,040,832
Term Loan(f)	–	11/30/2032		7,283	7,326,389
Rand Parent LLC, Term Loan B (3 mo. Term SOFR + 3.00%)	7.00%	03/18/2030		7,809	7,829,374
TransDigm, Inc.
Term Loan J (3 mo. Term SOFR + 3.25%)	6.50%	02/28/2031		2,423	2,429,977
Term Loan K (3 mo. Term SOFR + 2.25%)	6.25%	03/22/2030		12,376	12,403,832
Term Loan M (1 mo. Term SOFR + 2.50%)	6.50%	08/30/2032		1,656	1,661,100
					83,607,490
Air Transport–1.48%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.)
Term Loan B (3 mo. Term SOFR + 2.25%)	6.13%	04/20/2028		17,901	17,914,377
Term Loan B (3 mo. Term SOFR + 3.25%)	7.13%	05/07/2032		1,667	1,675,299
American Airlines, Inc.
Term Loan (1 mo. Term SOFR + 2.25%)	6.26%	06/04/2029		9,741	9,740,618
Term Loan B (6 mo. Term SOFR + 2.25%)	6.00%	02/15/2028		54	54,035
Stonepeak Nile Parent LLC, Term Loan B-1 (3 mo. Term SOFR + 2.27%)	6.16%	04/11/2032		7,739	7,749,895
United AirLines, Inc., Term Loan B (1 mo. Term SOFR + 2.00%)	5.95%	02/24/2031		452	453,603
WestJet Airlines Ltd. (Canada), Term Loan (3 mo. Term SOFR + 3.25%)	7.25%	02/14/2031		4,524	4,546,680
					42,134,507
Automotive–2.85%
American Axle & Manufacturing, Inc., Term Loan C (f)	–	09/20/2032		6,473	6,489,186
Autokiniton US Holdings, Inc., Term Loan B (1 mo. Term SOFR + 4.11%)	8.03%	04/06/2028		3,029	3,011,842
Belron Group S.A., Term Loan B (3 mo. Term SOFR + 2.25%)	6.12%	10/16/2031		5,906	5,946,101
DexKo Global, Inc. (Germany), Incremental First Lien Term Loan (1 mo. Term SOFR + 4.25%)	8.17%	10/04/2028		4,664	4,627,690
Highline Aftermarket Acquisition LLC, Term Loan B (3 mo. Term SOFR + 3.50%)	7.32%	02/15/2030		7,760	7,818,152
Lippert Components, Inc., Term Loan (1 mo. Term SOFR + 2.25%)(e)	6.17%	03/25/2032		3,946	3,970,566
LS Group Opco Acquisition LLC (LS Group PropCo Acquisition LLC), Term Loan B-1 (3 mo. Term SOFR + 2.50%)	6.42%	04/23/2031		4,702	4,707,682
Mavis Tire Express Services Topco Corp., Term Loan B (1 mo. Term SOFR + 3.00%)	6.92%	05/04/2028		15,024	15,081,444
OPENLANE, Inc., Term Loan B (3 mo. Term SOFR + 2.50%)	6.36%	10/01/2032		5,247	5,260,511
Paint Intermediate III LLC (Wesco Group), Term Loan B (3 mo. Term SOFR + 3.00%)	6.87%	09/11/2031		6,598	6,615,952
Panther BF Aggregator 2 L.P. (Power Solutions, Clarios POWSOL), Term Loan B (1 mo. Term SOFR + 2.75%)	6.67%	01/15/2032		10,464	10,516,483
Project Boost Purchaser LLC, Term Loan (3 mo. Term SOFR + 2.81%)	6.61%	07/16/2031		3,488	3,490,882
Wand NewCo 3, Inc., Term Loan B (1 mo. Term SOFR + 2.50%)	6.42%	01/30/2031		3,429	3,433,836
					80,970,327
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Beverage & Tobacco–0.49%
AI Aqua Merger Sub, Inc., Term Loan B (3 mo. Term SOFR + 3.00%)	6.98%	07/31/2028		$10,072	$10,111,076
City Brewing Co. LLC
First Lien Term Loan (3 mo. USD LIBOR + 7.00%)(e)	10.82%	09/30/2030		5,254	2,153,991
Term Loan (3 mo. Term SOFR + 7.00%)(e)	10.82%	09/30/2030		1,746	1,501,807
					13,766,874
Brokers, Dealers & Investment Houses–1.16%
Ascensus Group Holdings, Inc., Term Loan B (1 mo. Term SOFR + 3.00%)	6.95%	08/02/2028		5,991	5,993,099
Creative Planning (CPI Holdco B LLC), Incremental Term Loan(f)	–	05/17/2031		2,377	2,380,613
Envestnet, Inc. (BCPE Pequod Buyer, Inc), Term Loan B (1 mo. Term SOFR + 3.00%)	6.92%	11/25/2031		3,274	3,287,646
EP Wealth Advisors LLC, Term Loan B (3 mo. Term SOFR + 3.00%)	6.89%	10/06/2032		1,910	1,916,858
GC Ferry Acquisition I, Inc. (First Eagle Investment Management LLC)
Delayed Draw Term Loan(d)	0.00%	06/04/2032		1,990	1,989,631
Term Loan B (3 mo. Term SOFR + 3.19%)	7.46%	06/04/2032		11,657	11,653,553
Orion US Finco (OSTTRA), Term Loan B (3 mo. Term SOFR + 3.50%)	7.43%	05/20/2032		4,125	4,146,157
Victory Capital Operating LLC (Victory Capital Management), Term Loan (3 mo. Term SOFR + 2.10%)	6.10%	09/15/2032		1,614	1,626,554
					32,994,111
Building & Development–3.88%
Brookfield Retail Holdings VII Sub 3 LLC, Term Loan B (1 mo. Term SOFR + 3.50%)	7.42%	05/28/2030		1,797	1,807,959
Chariot Buyer LLC, Term Loan B (1 mo. Term SOFR + 3.00%)	6.67%	07/22/2032		11,473	11,514,289
Empire Today LLC
Term Loan (3 mo. Term SOFR + 5.26%) (Acquired 11/18/2024-06/25/2025; Cost $11,735,430)(e)(g)	9.10%	08/03/2029		15,844	9,713,959
Term Loan A (3 mo. Term SOFR + 5.76%) (Acquired 11/18/2024-06/25/2025; Cost $4,289,843)(e)(g)	9.60%	08/03/2029		4,722	4,081,340
Term Loan B (3 mo. Term SOFR + 5.76%) (Acquired 11/18/2024-06/25/2025; Cost $4,577,545)(e)(g)	9.60%	08/03/2029		4,659	4,026,934
Green Infrastructure Partners (Canada), Term Loan (3 mo. Term SOFR + 2.75%)	6.75%	09/17/2032		3,999	4,017,414
Gulfside Supply, Inc., Term Loan B (3 mo. Term SOFR + 3.00%)	7.00%	06/17/2031		5,382	5,374,530
Icebox Holdco III, Inc., First Lien Term Loan (3 mo. Term SOFR + 3.75%)	7.25%	12/22/2028		4,632	4,664,608
Interior Logic Group, Inc. (Signal Parent), Term Loan B (3 mo. Term SOFR + 3.60%) (Acquired 09/11/2023-07/08/2024; Cost $10,662,208)(g)	7.44%	04/01/2028		11,603	7,874,778
IPS Corp./CP Iris Holdco
Delayed Draw Term Loan(d)	0.00%	10/18/2032		991	989,248
Term Loan B (1 mo. Term SOFR + 4.00%)	7.92%	10/18/2032		8,030	8,012,911
Janus International Group LLC, Term Loan (3 mo. Term SOFR + 2.50%)	6.32%	08/03/2030		1,403	1,407,982
MI Windows and Doors LLC, Incremental Term Loan B (1 mo. Term SOFR + 2.75%)	6.67%	03/28/2031		2,040	2,039,231
Modulaire (BCP-V Modular/Algeco) (United Kingdom), Term Loan (3 mo. EURIBOR + 4.25%)	6.43%	07/31/2031	EUR	1,500	1,637,738
Oldcastle BuildingEnvelope, Inc., Term Loan B (3 mo. Term SOFR + 4.25%)	8.25%	04/29/2029		12,444	9,270,779
Pinnacle Buyer LLC (Summit Cos.)
Delayed Draw Term Loan(d)	0.00%	09/11/2032		832	837,095
Term Loan B (3 mo. Term SOFR + 2.50%)	6.49%	10/15/2032		4,327	4,352,893
Quikrete Holdings, Inc.
Term Loan B (1 mo. Term SOFR + 2.25%)	6.17%	03/19/2029		3,735	3,743,653
Term Loan B (1 mo. Term SOFR + 2.25%)	6.17%	02/15/2032		6,231	6,245,365
Term Loan B-1 (1 mo. Term SOFR + 2.25%)	6.17%	04/14/2031		7,219	7,238,648
Quimper AB (Sweden), Incremental Term Loan (6 mo. EURIBOR + 3.75%)	5.86%	03/25/2030	EUR	389	455,891
QXO / Beacon Roofing, Term Loan B (1 mo. Term SOFR + 2.00%)	5.92%	04/30/2032		3,630	3,644,561
TAMKO Building Products LLC, Term Loan B (3 mo. Term SOFR + 2.75%)	6.95%	09/20/2030		5,618	5,636,293
Tecta America Corp., Term Loan B (1 mo. Term SOFR + 3.00%)	6.92%	02/08/2032		1,690	1,698,972
					110,287,071
Business Equipment & Services–6.99%
Allied Universal Holdco LLC (USAGM Holdco LLC/UNSEAM), Term Loan B (1 mo. Term SOFR + 3.25%)	7.17%	08/06/2032		12,592	12,658,230
Azuria Water Solutions, Inc.
Delayed Draw Term Loan(d)	0.00%	05/17/2028		239	240,980
Term Loan B (1 mo. Term SOFR + 3.00%)	6.92%	05/17/2028		5,465	5,501,856
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
Cimpress USA, Inc., Term Loan (1 mo. Term SOFR + 2.50%)	6.42%	05/17/2028		$7,159	$7,185,886
Cloud Software Group, Inc.
Term Loan B (3 mo. Term SOFR + 3.25%)	7.25%	08/09/2032		4,472	4,467,690
Term Loan B-2 (3 mo. Term SOFR + 3.25%)	7.25%	03/21/2031		5,744	5,736,277
Constant Contact, Inc.
Second Lien Term Loan (3 mo. Term SOFR + 7.76%)	11.67%	02/12/2029		3,742	3,335,991
Term Loan (3 mo. Term SOFR + 4.26%)	8.17%	02/10/2028		15,110	14,511,514
Garda World Security Corp. (Canada), Term Loan B (1 mo. Term SOFR + 3.00%)	6.95%	02/01/2029		13,162	13,171,594
GI Revelation Acquisition LLC, Term Loan B-4 (1 mo. Term SOFR + 3.75%)	7.67%	05/12/2028		13,487	12,359,209
Kantar Media (Luxembourg), Term Loan B (3 mo. EURIBOR + 4.25%)	6.32%	07/30/2032	EUR	2,113	2,485,145
KronosNet CX Bidco (Comspa Konecta) (Spain), Term Loan B (6 mo. EURIBOR + 5.75%)	7.85%	10/25/2029	EUR	7,138	5,835,949
Learning Care Group (US) No. 2, Inc., Term Loan B (3 mo. Term SOFR + 4.00%)	8.00%	08/11/2028		7,112	6,293,947
Monitronics International, Inc., DIP Term Loan A (3 mo. Term SOFR + 7.50%) (Acquired 06/30/2023-02/16/2024; Cost $24,823,439)(e)(g)	11.76%	06/30/2028		24,811	24,796,201
Nuvei Tech Corp, Pivotal Refi L.P., Nuvei Tech, Inc., Term Loan B(f)	–	11/17/2031		1,795	1,799,032
OCM System One Buyer CTB LLC, Term Loan B (3 mo. Term SOFR + 3.50%)	7.42%	03/02/2028		4,553	4,565,270
Orchid Merger Sub II LLC, Term Loan (1 mo. Term SOFR + 4.75%) (Acquired 11/12/2021-01/05/2022; Cost $8,686,640)(g)	8.77%	07/27/2027		8,863	4,323,386
Project Dragon (Voyix Digital Banking), Term Loan B (3 mo. Term SOFR + 2.75%)	6.75%	09/30/2031		8,702	8,748,925
Prometric Holdings, Inc., Term Loan B (1 mo. Term SOFR + 3.75%)	7.67%	01/31/2028		5,247	5,285,380
Rubix (Brammer/IPH) (United Kingdom), Delayed Draw Term Loan(f)	–	09/30/2028	EUR	3,250	3,811,470
Ryan LLC (Ryan Tax), Term Loan (1 mo. Term SOFR + 3.50%)	7.42%	11/05/2032		14,371	14,307,854
Socotec (Holding SAS) (France), Term Loan B (3 mo. Term SOFR+ 3.37%)	7.37%	06/02/2031		1,488	1,500,927
Spin Holdco, Inc., Term Loan (3 mo. Term SOFR + 4.26%)	8.39%	03/04/2028		29,400	24,167,115
team.blue (Netherlands), Term Loan (3 mo. Term SOFR + 3.25%)	7.37%	07/12/2032		2,978	2,989,713
Thermostat Purchaser III, Inc., Term Loan B (3 mo. Term SOFR + 4.25%)	8.25%	08/31/2028		1,785	1,785,841
VFS Global (Switzerland), Term Loan B (6 mo. Term SOFR + 2.50%)(e)	6.29%	09/23/2032		6,525	6,528,953
					198,394,335
Cable & Satellite Television–2.96%
Altice Financing S.A. (Altice-Int’l) (Luxembourg)
Incremental Term Loan (3 mo. EURIBOR + 5.00%)	7.03%	10/31/2027	EUR	1,369	1,261,893
Term Loan (3 mo. Term SOFR + 4.00%)	8.90%	10/31/2027		12,220	9,134,446
Term Loan B (3 mo. EURIBOR + 5.00%)	7.03%	10/31/2027	EUR	3,272	3,017,500
Atlantic Broadband Finance LLC (Cogeco)
Incremental Term Loan B-5 (1 mo. Term SOFR + 2.61%)	6.53%	09/01/2028		1,087	1,052,772
Term Loan B-1 (1 mo. Term SOFR + 3.25%)	7.17%	09/18/2030		8,993	8,753,374
SFR-Numericable (YPSO, Altice France) (France)
Term Loan B-11 (3 mo. Term SOFR + 4.13%)	8.11%	04/30/2028		1,078	1,066,711
Term Loan B-12 (3 mo. Term SOFR + 5.06%)	9.05%	10/30/2028		17,016	16,931,020
Term Loan B-13 (3 mo. Term SOFR + 5.38%)	9.36%	05/14/2029		7,134	7,116,228
Term Loan B-14 (3 mo. EURIBOR + 6.88%)	8.89%	05/31/2031	EUR	3,682	4,279,745
UPC - LG (Sunrise), Term Loan AAA (3 mo. Term SOFR + 2.37%)	6.69%	02/17/2032		11,124	11,154,260
Versant Media Group, Inc., Term Loan B(f)	–	01/30/2031		7,121	7,077,685
Virgin Media 02 - LG (United Kingdom)
Term Loan Q (1 mo. Term SOFR + 3.36%)	7.32%	01/31/2029		29	28,898
Term Loan Y (6 mo. Term SOFR + 3.28%)	7.05%	03/31/2031		13,485	13,257,902
					84,132,434
Chemicals & Plastics–5.22%
A&R Logistics Holdings, Inc. (Quantix)
Incremental Term Loan 12 (3 mo. Term SOFR + 2.65%)(e)	6.64%	08/03/2026		4,954	4,523,190
Incremental Term Loan 13 (3 mo. Term SOFR + 6.90%)(e)	10.89%	08/06/2026		76	69,253
A-Gas Finco, Inc., Term Loan (3 mo. Term SOFR + 5.25%)	9.25%	12/14/2029		7,957	7,146,465
Ascend Performance Materials Operations LLC, Term Loan (Acquired 03/23/2022-01/31/2025; Cost $14,970,605)(g)(h)(i)	0.00%	08/27/2026		15,179	210,616
Charter NEX US, Inc., Term Loan B (1 mo. Term SOFR + 2.75%)	6.71%	12/01/2030		10,074	10,125,055
Derby Buyer LLC (Delrin), Term Loan B (1 mo. Term SOFR + 3.00%)	6.96%	11/01/2030		4,606	4,623,748
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Chemicals & Plastics–(continued)
Discovery Purchaser Corp. (BES)
First Lien Term Loan (3 mo. Term SOFR + 3.75%)	7.61%	10/04/2029		$8,928	$8,694,841
Second Lien Term Loan (3 mo. Term SOFR + 7.00%)	10.94%	10/04/2030		1,420	1,402,198
Eastman Tire Additives (River Buyer, Inc.)
First Lien Term Loan (1 mo. Term SOFR + 5.36%)	9.28%	08/01/2029		7,677	1,151,556
First Lien Term Loan (3 mo. Term SOFR + 6.43%)	10.17%	08/01/2029		6,239	5,025,163
Flint Group (ColourOz Inv) (Germany)
Term Loan (3 mo. EURIBOR + 4.25%)	6.29%	12/31/2026	EUR	10,137	11,199,669
Term Loan (3 mo. Term SOFR + 4.51%)	8.37%	12/31/2026		4,015	3,824,527
Hasa Intermediate Holdings LLC
Incremental Delayed Draw Term Loan(d)(e)	0.00%	01/10/2029		378	378,457
Incremental Term Loan (3 mo. Term SOFR + 4.50%)(e)	8.71%	01/10/2029		3,812	3,811,660
Revolver Loan(d)(e)	0.00%	01/10/2029		1,358	1,358,491
Revolver Loan (3 mo. Term SOFR + 4.50%)(e)	8.48%	01/10/2029		477	477,308
Ineos Quattro (STYRO)
Term Loan (1 mo. Term SOFR + 4.25%)	8.17%	10/01/2031		6,682	5,004,935
Term Loan B (1 mo. Term SOFR + 3.75%)	7.77%	03/14/2030		2,559	1,930,588
Ineos US Finance LLC
Term Loan (1 mo. Term SOFR + 3.25%)	7.17%	02/18/2030		324	276,192
Term Loan B (1 mo. Term SOFR + 3.00%)	6.92%	02/07/2031		4,490	3,735,172
Oxea Corp. (OQ Chemicals) (Oman)
Term Loan B-1 (3 mo. EURIBOR + 4.25%)	6.27%	04/07/2031	EUR	6,586	7,062,659
Term Loan B-2 (3 mo. Term SOFR + 4.35%)	8.29%	04/07/2031		15,199	13,441,575
Potters Industries, Term Loan B (1 mo. Term SOFR + 3.00%)	6.92%	12/14/2027		1,727	1,732,463
Proampac PG Borrower LLC, Term Loan (3 mo. Term SOFR + 4.00%)	7.90%	09/15/2028		12,685	12,721,212
Trinseo Materials Operating S.C.A.
Incremental Term Loan (3 mo. Term SOFR + 2.76%)	6.58%	05/03/2028		2,885	481,380
Term Loan A (3 mo. Term SOFR + 8.50%)	12.41%	05/03/2028		2,683	2,454,594
Term Loan B (3 mo. Term SOFR + 9.50%)	13.41%	05/03/2028		19,743	18,153,354
Term Loan C (3 mo. Term SOFR + 8.69%)	12.41%	05/03/2028		2,332	2,128,369
USALCO LLC
Delayed Draw Term Loan(d)	0.00%	09/30/2031		713	715,766
Term Loan (1 mo. Term SOFR + 3.50%)	7.42%	09/30/2031		6,866	6,895,122
V Global Holdings LLC
Revolver Loan (1 mo. Term SOFR + 5.75%)(e)	9.82%	12/22/2027		351	327,301
Revolver Loan(d)(e)	0.00%	12/22/2027		539	501,961
Term Loan (3 mo. USD LIBOR + 5.90%)(e)	9.77%	12/22/2027		7,059	6,578,950
					148,163,790
Clothing & Textiles–0.62%
ABG Intermediate Holdings 2 LLC
Incremental Term Loan (1 mo. Term SOFR + 2.25%)	6.17%	02/12/2032		5,935	5,951,520
Term Loan B (1 mo. Term SOFR + 2.25%)	6.17%	12/21/2028		3,013	3,022,318
Beach Acquisition Bidco LLC (Skechers), Term Loan B (3 mo. Term SOFR + 3.28%)	7.31%	06/26/2032		4,390	4,425,898
Varsity Brands Holding Co., Inc., Term Loan (3 mo. Term SOFR + 3.00%)	7.03%	08/26/2031		4,182	4,198,975
					17,598,711
Conglomerates–0.30%
CoorsTek, Inc., Term Loan B (3 mo. Term SOFR + 3.00%)(e)	6.86%	10/11/2032		4,989	5,042,045
CTEC III GmbH (CeramTec) (Germany), Term Loan B (3 mo. EURIBOR + 3.75%)	5.82%	03/16/2029	EUR	3,000	3,501,623
					8,543,668
Containers & Glass Products–2.79%
Berlin Packaging LLC, Term Loan (1 mo. Term SOFR + 3.25%)	7.25%	06/07/2031		11,588	11,618,152
Flex Acquisition Co., Inc.
Delayed Draw Term Loan(d)	0.00%	04/30/2032		163	162,668
Term Loan B (1 mo. Term SOFR + 3.25%)	7.17%	04/30/2032		9,621	9,573,438
Iris Holding, Inc. (Intertape), First Lien Term Loan (3 mo. Term SOFR + 4.85%)	8.69%	06/28/2028		7,258	7,039,142
Libbey Glass LLC, Term Loan B (3 mo. Term SOFR + 6.65%) (Acquired 11/22/2022-01/23/2025; Cost $16,425,817)(g)	10.51%	11/22/2027		16,844	16,286,548
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Containers & Glass Products–(continued)
Mold-Rite Plastics LLC (Valcour Packaging LLC)
Term Loan A-1 (1 mo. Term SOFR + 5.25%)	9.21%	10/04/2028		$5,411	$5,489,948
Term Loan A-2, (1 mo. Term SOFR + 1.61%)	5.57%	10/04/2028		8,302	6,486,299
Plastipak Packaging, Inc., Term Loan (1 mo. Term SOFR + 2.50%)	6.42%	09/10/2032		7,052	7,055,338
Pregis Corp., Term Loan B (1 mo. Term SOFR + 4.00%)	7.92%	02/01/2029		5,665	5,701,646
Refresco (Pegasus Bidco B.V.) (Netherlands), Term Loan B (3 mo. Term SOFR + 2.75%)	6.60%	07/12/2029		4,044	4,073,832
Ring Container Technologies Group LLC, Term Loan B (1 mo. Term SOFR + 2.50%)	6.42%	09/10/2032		1,679	1,679,028
TricorBraun, Inc., Term Loan B (1 mo. Term SOFR + 3.25%)	7.17%	03/03/2031		3,979	3,940,478
					79,106,517
Cosmetics & Toiletries–0.97%
Bausch and Lomb, Inc.
Incremental Term Loan (1 mo. Term SOFR + 4.00%)	7.92%	09/29/2028		4,450	4,469,833
Term Loan B (1 mo. Term SOFR + 4.75%)	8.17%	01/30/2031		10,608	10,689,862
KDC/ONE Development Corp., Inc. (Canada), Term Loan (1 mo. Term SOFR + 3.50%)	7.42%	08/15/2028		2,357	2,364,012
Reckitt Essential Home (Lavender B.V./US Holdco), Term Loan(f)	–	09/27/2032		4,965	4,985,162
Rodenstock (Germany), Term Loan B (3 mo. EURIBOR + 5.00%)	6.82%	06/29/2028	EUR	4,800	5,110,181
					27,619,050
Drugs–0.30%
Grifols Worldwide Operations USA, Inc., Term Loan B (1 mo. Term SOFR + 2.00%)	5.97%	11/15/2027		8,617	8,624,919
Ecological Services & Equipment–1.40%
Anticimex Global AB (Sweden)
Term Loan (3 mo. Term SOFR + 3.02%)	6.81%	11/17/2031		1,267	1,276,822
Term Loan B-1 (3 mo. Term SOFR + 3.40%)	7.76%	11/16/2028		467	470,518
Term Loan B-6 (1 mo. Term SOFR + 2.90%)	6.81%	11/16/2028		2,812	2,827,946
Arden University (BidCo Ltd.) (United Kingdom), Term Loan (3 mo. EURIBOR + 4.75%)	6.82%	10/13/2032	EUR	2,802	3,030,479
Deep Blue Midland Basin LLC, Term Loan B (1 mo. Term SOFR + 2.75%)	6.73%	09/17/2032		4,064	4,081,636
EnergySolutions LLC, Term Loan (1 mo. Term SOFR + 3.25%)	7.17%	09/20/2030		8,685	8,744,350
Erie US Merger Sub, Inc., Term Loan B (3 mo. Term SOFR + 2.50%)	6.67%	02/04/2032		5,732	5,752,183
Groundworks LLC
Delayed Draw Term Loan (1 mo. Term SOFR + 3.00%)	6.93%	03/14/2031		138	139,176
Delayed Draw Term Loan(d)	0.00%	03/14/2031		737	739,921
Term Loan (1 mo. Term SOFR + 3.50%)	6.93%	03/14/2031		4,706	4,726,171
MIP V Waste LLC (GreenWaste), Term Loan B (3 mo. Term SOFR + 2.75%)(e)	6.59%	08/13/2032		663	666,996
OGF (VESCAP/Obol France 3/PHM) (Netherlands), Term Loan B (3 mo. EURIBOR + 5.00%)	7.10%	12/29/2028	EUR	2,753	3,148,218
Tidal Waste & Recycling Holdings LLC (Coastal Waste & Recyling), Term Loan (3 mo. Term SOFR + 2.75%)	7.00%	10/24/2031		4,231	4,246,145
					39,850,561
Electronics & Electrical–8.73%
Allegro MicroSystems, Inc., Term Loan B (1 mo. Term SOFR + 2.00%)(e)	5.92%	10/31/2030		507	508,460
Applied Systems, Inc., First Lien Term Loan (3 mo. Term SOFR + 2.50%)	6.50%	02/24/2031		635	637,990
AQA Acquisition Holding, Inc. (SmartBear), Term Loan B (3 mo. Term SOFR + 4.00%)	7.84%	03/03/2028		5,122	4,854,368
Avalara, Inc., Term Loan (3 mo. Term SOFR + 2.75%)	6.74%	03/26/2032		7,373	7,407,706
Boxer Parent Co., Inc., Term Loan (3 mo. Term SOFR + 3.00%)	6.79%	07/30/2031		4,437	4,424,744
Delta Topco, Inc. (Infoblox, Inc.), Term Loan B (3 mo. Term SOFR + 2.75%)	6.75%	11/30/2029		7,243	7,212,434
Duck Creek Technologies, Inc. (Disco Parent, Inc.), Term Loan (3 mo. Term SOFR + 3.25%)(e)	7.07%	08/15/2032		2,280	2,294,512
EverCommerce, Term Loan B (1 mo. Term SOFR + 2.25%)	6.17%	07/06/2028		3,033	3,028,326
Exclusive Group (France)
Term Loan B-1 (3 mo. Term SOFR + 4.50%)(e)	8.44%	12/14/2031		3,315	3,311,261
Term Loan B-2 (3 mo. Term SOFR + 4.50%)(e)	8.44%	12/05/2031		1,651	1,649,430
Gryphon Debt Merger Sub, Inc. (aka Altera) (United Kingdom), Term Loan B (6 mo. Term SOFR + 3.00%)	6.88%	06/30/2032		9,044	9,100,408
Idemia Group S.A.S. (Oberthur Tech/Morpho/OBETEC), Term Loan B-5 (3 mo. Term SOFR + 4.25%)	8.25%	09/30/2028		11,534	11,582,344
Inetum (Granite Fin Bidco SAS) (France), Term Loan B (3 mo. EURIBOR + 4.98%)	6.98%	10/17/2028	EUR	954	910,036
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)
Infinite Electronics
First Lien Incremental Term Loan (1 mo. Term SOFR + 6.25%)(e)	10.14%	03/02/2028		$2,185	$2,190,876
First Lien Term Loan (3 mo. Term SOFR + 4.01%)	7.85%	03/02/2028		8,894	8,799,302
Second Lien Term Loan (3 mo. Term SOFR + 7.26%)	11.10%	03/02/2029		1,609	1,540,201
Instructure Holdings, Inc.
Second Lien Term Loan (6 mo. Term SOFR + 5.00%)	8.84%	09/10/2032		2,572	2,583,461
Term Loan (3 mo. Term SOFR + 2.75%)	6.75%	11/13/2031		2,754	2,762,535
ION Platform Finance US, Inc., Term Loan(f)	–	09/30/2032		15,638	14,916,229
KnowBe4 (aka Oranje MidCo LLC), Term Loan B (3 mo. Term SOFR + 3.75%)	7.59%	07/26/2032		7,702	7,726,610
Learning Pool (Brook Bidco Ltd.) (United Kingdom)
Term Loan (3 mo. Term SOFR + 7.18%)(e)	11.53%	08/17/2028		3,650	3,503,922
Term Loan B (6 mo. GBP SONIA + 7.03%)(e)	11.24%	07/10/2028	GBP	2,738	3,493,291
Mavenir Systems, Inc., Second Lien Term Loan (3 mo. Term SOFR + 12.00%)(e)	12.00%	07/26/2030		1,205	861,583
McAfee Enterprise, Term Loan (3 mo. Term SOFR + 6.25%)	10.09%	07/27/2028		7,867	7,941,424
McAfee LLC, Term Loan B (1 mo. Term SOFR + 3.00%)	6.92%	03/01/2029		7,429	6,894,022
Modena Buyer LLC (End User Computing), Term Loan (3 mo. Term SOFR + 4.25%)	8.09%	07/01/2031		7,230	7,103,109
Native Instruments (Music Creation Group GmbH/APTUS) (Germany), Term Loan B (3 mo. EURIBOR + 7.00%) (Acquired 01/14/2022-09/10/2025; Cost $6,344,274)(e)(g)	5.03%	03/03/2028	EUR	5,609	2,531,800
Particle Luxembourg S.a.r.l. (WebPros) (Netherlands), Term Loan B (1 mo. Term SOFR + 3.75%)(e)	7.67%	03/28/2031		6,492	6,549,040
Proofpoint, Inc.
Term Loan(f)	–	08/31/2028		2,560	2,576,257
Term Loan B (1 mo. Term SOFR + 3.00%)	6.92%	08/31/2028		12,967	13,047,925
Quest Software US Holdings, Inc.
First Lien Term Loan (3 mo. Term SOFR + 4.40%)	8.24%	02/01/2029		13,565	11,621,293
First Lien Term Loan (3 mo. Term SOFR + 6.00%)	9.84%	02/01/2029		7,642	7,915,254
RANGE RED OPER, Inc., Second Lien Term Loan (3 mo. Term SOFR + 8.11%) (Acquired 05/29/2025; Cost $0)(e)(g)	11.98%	10/01/2029		3	0
Renaissance Holding Corp., Term Loan (3 mo. Term SOFR + 4.00%)	7.92%	04/05/2030		17,814	15,471,617
Shift4 Payments LLC, Term Loan B (3 mo. Term SOFR + 2.50%)	6.50%	06/30/2032		2,190	2,206,777
SonicWall U.S. Holdings, Inc., First Lien Term Loan (3 mo. Term SOFR + 5.00%)	9.00%	05/18/2028		10,590	9,363,723
Spectris (United Kingdom), Term Loan(f)	–	09/24/2032	EUR	967	1,129,599
STG-Fairway Acquisitions, Inc., First Lien Term Loan B-3 (1 mo. Term SOFR + 2.75%)	6.67%	10/31/2031		6,898	6,838,169
Storable, Term Loan B (1 mo. Term SOFR + 3.25%)	7.17%	04/17/2031		5,717	5,747,504
Ultimate Software Group, Inc., First Lien Term Loan (3 mo. Term SOFR + 2.50%)	6.34%	02/10/2031		9,609	9,616,114
UST Holdings Ltd., Term Loan B (1 mo. Term SOFR + 3.00%)(e)	6.96%	11/20/2028		9,337	9,348,707
Utimaco (SGT Ultimate BidCo GmbH) (Germany)
Term Loan B-1 (6 mo. EURIBOR + 5.50%)(e)	7.62%	05/31/2029	EUR	9,727	11,286,456
Term Loan B-2 (6 mo. Term SOFR + 5.93%)(e)	9.84%	05/31/2029		5,491	5,491,103
					247,979,922
Equipment Leasing–0.07%
IFCO Management (Germany), Term Loan B (f)	–	07/30/2032	EUR	1,779	2,081,546
Farming/Agriculture–0.18%
Rovensa (Root Bidco S.a.r.l.) (Luxembourg)
Term Loan(f)	–	09/27/2030	EUR	532	611,821
Term Loan B (6 mo. EURIBOR + 5.25%)	7.33%	09/29/2027	EUR	3,958	4,556,025
					5,167,846
Financial Intermediaries–2.59%
AnaCap (AFE S.A. SICAV-RAIF) (Italy)
Delayed Draw Term Loan(d)(e)	0.00%	01/01/2030	EUR	1,078	1,251,469
Term Loan (1 mo. EURIBOR + 1.50%)(e)	10.50%	01/01/2030	EUR	794	921,082
Term Loan (3 mo. EURIBOR + 0.20%)(e)	0.20%	01/15/2035	EUR	6,562	0
Term Loan B (3 mo. EURIBOR + 4.00%)(e)	6.02%	01/15/2030	EUR	8,021	8,714,851
AssetMark Financial Holdings, Inc., Term Loan B (3 mo. Term SOFR + 2.75%)	6.75%	09/05/2031		3,527	3,540,795
BroadStreet Partners, Inc., Term Loan B (1 mo. Term SOFR + 2.75%)	6.67%	06/13/2031		7,683	7,713,157
Citrin Cooperman Advisors LLC, Term Loan B (3 mo. Term SOFR + 3.00%)	7.00%	03/31/2032		7,032	7,060,837
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Financial Intermediaries–(continued)
Eisner Advisory Group LLC
Delayed Draw Term Loan (1 mo. Term SOFR + 4.00%)(e)	7.92%	02/28/2031		$2,622	$2,655,243
Delayed Draw Term Loan(d)(e)	0.00%	02/28/2031		2,295	2,323,338
Incremental Term Loan (1 mo. Term SOFR + 4.00%)	7.92%	02/28/2031		7,316	7,355,284
Grant Thornton Advisors LLC
Incremental Term Loan (1 mo. Term SOFR + 3.00%)	6.92%	06/02/2031		5,949	5,970,079
Term Loan B (1 mo. Term SOFR + 2.75%)	6.42%	06/02/2031		8,417	8,418,800
Hightower Holding LLC., Term Loan B (3 mo. Term SOFR + 2.75%)	6.65%	02/03/2032		3,237	3,241,066
NFP Wealth (Chicago US MidCo III)
Delayed Draw Term Loan(d)(e)	0.00%	10/08/2032		444	445,657
Term Loan B (1 mo. Term SOFR + 2.50%)(e)	6.42%	10/08/2032		2,989	3,000,755
Tegra118 Wealth Solutions, Inc., Term Loan (3 mo. Term SOFR + 4.00%)	7.89%	02/18/2027		9,283	9,204,010
Tricor (Thevelia/Vistra-Virtue), Term Loan (3 mo. Term SOFR + 3.00%)	7.00%	06/18/2029		1,658	1,666,014
					73,482,437
Food Products–1.96%
Arnott’s (Snacking Investments US LLC), Term Loan B (3 mo. Term SOFR + 3.00%)	6.84%	10/08/2032		4,970	5,011,557
Biscuit Holding S.A.S. (BISPOU/Cookie Acq) (France), Term Loan B (6 mo. EURIBOR + 4.00%)	6.12%	02/12/2027	EUR	6,100	6,151,324
CHG PPC Parent LLC, Term Loan B (1 mo. Term SOFR + 3.11%)	7.03%	11/17/2028		1,395	1,403,938
Chobani, Inc., Term Loan (1 mo. Term SOFR + 2.50%)	6.17%	10/22/2032		2,798	2,817,352
Florida Food Products LLC
First Lien Term Loan (3 mo. Term SOFR + 5.50%)	9.43%	10/15/2030		4,131	4,114,311
First Lien Term Loan B (3 mo. Term SOFR + 5.50%)	9.43%	10/15/2030		3,025	3,012,239
Second Lien Term Loan A (3 mo. Term SOFR + 5.11%)	9.05%	10/15/2030		15,906	11,081,497
Second Lien Term Loan B (3 mo. Term SOFR + 5.00%)	8.93%	10/15/2030		2,496	1,739,077
Second Lien Term Loan C (3 mo. Term SOFR + 5.11%)	9.05%	10/15/2030		661	460,200
Term Loan C (3 mo. Term SOFR + 5.00%)	9.43%	10/15/2030		475	472,726
Third Lien Term Loan (3 mo. Term SOFR + 8.11%)(e)	12.05%	04/15/2031		3,533	1,448,756
Sigma Holdco B.V. (Netherlands)
Term Loan B-12 (6 mo. Term SOFR + 3.91%)	8.30%	12/31/2027		9,922	9,508,273
Term Loan B-13 (3 mo. EURIBOR + 4.00%)	6.03%	01/02/2028	EUR	3,000	3,377,958
Solina Group Services (Powder Bidco) (France), Term Loan B (3 mo. Term SOFR + 3.25%)	7.31%	03/07/2029		2,964	2,995,066
Valeo Foods (Platform Bidco Ltd.), Term Loan B (6 mo. EURIBOR + 4.00%)	6.11%	09/29/2028	EUR	1,736	2,010,841
					55,605,115
Food Service–1.40%
Areas (Pax Midco Spain) (Spain), Term Loan B-5 (3 mo. EURIBOR + 4.00%)	6.04%	12/31/2029	EUR	11,700	13,684,499
Gategroup (Switzerland)
Term Loan (1 mo. Term SOFR + 4.25%)	8.23%	05/28/2032		2,817	2,835,616
Term Loan(f)	–	06/10/2032		449	452,002
IRB Holding Corp., Term Loan B (1 mo. Term SOFR + 2.50%)	6.42%	12/15/2030		6,860	6,868,723
Selecta Group B.V. (Switzerland)
Revolver Loan (Acquired 06/06/2025; Cost $6,489,289)(d)(e)(g)	0.00%	08/01/2030	EUR	5,800	6,553,295
Revolver Loan (1 mo. EURIBOR + 5.50%) (Acquired 06/06/2025; Cost $3,811,170)(e)(g)	7.42%	08/01/2030	EUR	3,406	3,848,760
WW International, Inc., Term Loan (3 mo. Term SOFR + 6.80%)	10.80%	06/25/2030		6,013	5,364,824
					39,607,719
Forest Products–0.19%
NewLife Forest Restoration LLC, Term Loan (e)(f)	–	04/10/2029		5,494	5,494,223
Health Care–5.37%
Ascend Learning LLC, Term Loan B (1 mo. Term SOFR + 3.00%)	6.92%	12/10/2028		6,667	6,676,457
Boots Group Finco L.P. (United Kingdom), Term Loan B (1 mo. Term SOFR + 3.50%)	7.42%	07/16/2032		6,276	6,324,485
Cerba (Chrome Bidco) (France)
Incremental Term Loan C (6 mo. EURIBOR + 3.95%)	6.01%	02/16/2029	EUR	7,125	6,132,206
Incremental Term Loan D (6 mo. EURIBOR + 5.45%)	7.51%	02/16/2029	EUR	3,500	3,014,952
Term Loan B (6 mo. EURIBOR + 3.70%)	5.76%	06/30/2028	EUR	12,494	10,756,692
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Health Care–(continued)
Certara Holdco, Inc., Term Loan B (1 mo. Term SOFR + 2.75%)	6.67%	06/26/2031		$501	$504,943
Global Medical Response, Inc., Term Loan B (1 mo. Term SOFR + 3.50%)	7.38%	09/13/2032		12,554	12,634,430
ImageFirst, Term Loan B (3 mo. Term SOFR + 3.38%)	7.06%	03/15/2032		4,017	4,032,517
International SOS L.P. (AEA International), Term Loan B (3 mo. Term SOFR + 2.75%)(e)	6.75%	09/07/2028		4,681	4,680,792
IVC Evidensia (Indep Vetcare Group) (United Kingdom), Term Loan B (3 mo. Term SOFR + 3.75%)	7.75%	12/06/2028		1,293	1,300,639
MB2 Dental Solutions LLC
Delayed Draw Term Loan (1 mo. Term SOFR + 5.50%)(e)	9.42%	02/13/2031		747	754,842
Delayed Draw Term Loan (1 mo. Term SOFR + 5.50%)(e)	9.42%	02/15/2031		678	684,468
Delayed Draw Term Loan(d)(e)	0.00%	02/13/2031		895	903,923
Revolver Loan (1 mo. Term SOFR + 5.50%)(e)	9.42%	02/13/2031		59	59,226
Revolver Loan(d)(e)	0.00%	02/13/2031		270	269,808
Term Loan (1 mo. Term SOFR + 5.50%)(e)	9.42%	02/13/2031		4,680	4,726,787
MedAssets Software Intermediate Holdings, Inc. (nThrive TSG)
First Lien Term Loan (3 mo. Term SOFR + 5.25%)	9.25%	12/17/2028		2,532	2,367,117
Term Loan (3 mo. Term SOFR + 4.00%)	8.00%	12/17/2028		8,316	7,484,806
Term Loan (1 mo. Term SOFR + 4.11%)	8.07%	12/17/2028		6,315	4,828,603
Median Kliniken (Median B.V, Remedco GER B.V) (Netherlands), Term Loan (3 mo. EURIBOR + 4.93%)	6.93%	10/14/2027	EUR	1,939	2,250,090
MJH Healthcare Holdings LLC, Term Loan (1 mo. Term SOFR + 2.75%)	6.67%	01/29/2029		144	129,394
Opella (France), Term Loan (3 mo. Term SOFR + 3.06%)	6.90%	04/28/2032		10,635	10,718,298
Organon & Co., Term Loan (1 mo. Term SOFR + 2.25%)	6.17%	05/19/2031		8,277	7,997,541
Pathway Vet Alliance LLC, First Lien Term Loan (3 mo. Term SOFR + 5.00%)	8.84%	09/30/2029		4,540	4,595,253
Precision Medicine Group LLC, Term Loan B (1 mo. Term SOFR + 3.50%) (Acquired 08/14/2025-11/04/2025; Cost $7,020,777)(g)	7.42%	08/13/2032		7,049	7,077,951
Quidel Ortho Corp., Term Loan (3 mo. Term SOFR + 4.00%)	8.00%	08/13/2032		6,759	6,733,858
Sharp Services LLC, Term Loan B (3 mo. Term SOFR + 3.00%)(e)	6.99%	09/15/2032		1,348	1,352,912
Southern Veterinary Partners LLC, Term Loan B (3 mo. Term SOFR + 2.50%)	6.37%	12/04/2031		10,475	10,472,390
Summit Behavioral Healthcare LLC
First Lien Term Loan (3 mo. Term SOFR + 4.51%)	8.51%	12/31/2029		3,235	2,884,423
Term Loan (3 mo. Term SOFR + 5.86%)	10.18%	12/31/2029		719	742,284
TEAM Services Group LLC, Term Loan B (3 mo. Term SOFR + 5.25%)	9.09%	12/20/2027		6,705	6,695,361
TTF Holdings LLC (Soliant), Term Loan B (6 mo. Term SOFR + 3.75%)	7.79%	07/18/2031		12,610	10,687,109
Zentiva (AI Sirona Lux Acq) (Luxembourg), Term Loan(f)	–	10/07/2032	EUR	1,600	1,864,803
					152,339,360
Home Furnishings–1.54%
Hunter Douglas Holding B.V. (Netherlands)
Term Loan B-1 (3 mo. Term SOFR + 3.00%)	7.25%	01/14/2032		2,941	2,954,390
Term Loan B-2 (3 mo. EURIBOR + 3.25%)	5.25%	01/14/2032	EUR	2,000	2,337,629
Kidde Global Solutions, Term Loan (1 mo. Term SOFR + 3.50%)	7.48%	12/02/2031		11,918	11,948,236
Serta Simmons Bedding LLC
First Lien Term Loan (3 mo. Term SOFR + 7.62%)(e)	11.48%	06/29/2028		750	750,665
Term Loan (3 mo. Term SOFR + 7.62%)	11.62%	06/29/2028		10,610	9,996,678
Tempur Sealy International, Inc., Term Loan B (1 mo. Term SOFR + 2.25%)	6.16%	10/24/2031		7,826	7,882,065
Weber-Stephen Products LLC, Term Loan (3 mo. Term SOFR + 3.75%)	7.74%	09/17/2032		7,873	7,872,917
					43,742,580
Industrial Equipment–3.77%
Alliance Laundry Systems LLC, Term Loan B (1 mo. Term SOFR + 2.25%)	6.20%	08/19/2031		8,676	8,704,837
Chart Industries, Inc., Term Loan B (3 mo. Term SOFR + 2.50%)	6.48%	03/15/2030		2,518	2,533,298
Cooper Machinery/Astro Acquisition, Term Loan (6 mo. Term SOFR + 3.25%)	7.12%	08/13/2032		3,430	3,454,570
Crosby US Acquisition Corp., Term Loan (1 mo. Term SOFR + 3.50%)	7.42%	08/16/2029		1,676	1,687,523
Discovery Energy Holding Co. (Kohler Energy), Term Loan B (3 mo. Term SOFR + 3.75%)	7.75%	05/01/2031		10,350	10,411,138
DXP Enterprises, Inc., Term Loan B(f)	–	10/11/2030		6,099	6,148,219
EMRLD Borrower L.P. (Copeland)
Incremental Term Loan B (3 mo. Term SOFR + 2.50%)	6.12%	08/04/2031		3,993	3,999,178
Term Loan B (6 mo. Term SOFR + 2.50%)	6.07%	05/31/2030		465	466,117
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Industrial Equipment–(continued)
Kantar (Summer BC Bidco/KANGRP) (Luxembourg)
Revolver Loan(d)(e)	0.00%	06/04/2026		$10,250	$9,481,250
Term Loan B (3 mo. Term SOFR + 5.26%)	9.26%	02/15/2029		10,425	9,856,003
Madison IAQ LLC
Term Loan (6 mo. Term SOFR + 2.50%)	6.70%	06/21/2028		1,763	1,771,220
Term Loan (3 mo. Term SOFR + 2.75%)	6.62%	11/08/2032		12,177	12,252,254
Minimax (-Viking GmbH, -MX Holdings US, Inc.), Term Loan B (1 mo. Term SOFR + 2.00%)	5.92%	02/17/2032		2,307	2,320,211
Sabre Industries, Inc., Term Loan B (1 mo. Term SOFR + 2.50%)	6.45%	08/13/2032		3,509	3,526,165
Tank Holding Corp.
Revolver Loan(d)(e)	0.00%	03/31/2028		922	848,742
Term Loan (1 mo. Term SOFR + 5.85%)	9.77%	03/31/2028		6,395	5,989,614
Thyssenkrupp Elevators (Vertical Midco GmbH) (Germany), Term Loan B (1 mo. Term SOFR + 2.75%)	6.95%	04/30/2030		9,334	9,400,491
Victory Buyer LLC (Vantage Elevator)
First Lien Term Loan (1 mo. Term SOFR + 3.86%)	7.78%	11/19/2028		13,018	13,062,476
Second Lien Term Loan (1 mo. Term SOFR + 7.11%)(e)	11.03%	11/19/2029		1,148	1,102,010
					107,015,316
Insurance–2.46%
Acrisure LLC
Term Loan B (1 mo. Term SOFR + 3.00%)	6.92%	11/06/2030		13,656	13,666,490
Term Loan B (1 mo. Term SOFR + 2.75%)	7.17%	06/04/2032		1,781	1,783,728
Alliant Holdings Intermediate LLC, Term Loan B (1 mo. Term SOFR + 2.50%)	6.42%	09/19/2031		16,324	16,346,900
AmWINS Group LLC, Term Loan B (3 mo. Term SOFR + 2.25%)	6.25%	01/23/2032		6,460	6,483,398
CRC Insurance Group LLC, Term Loan B (3 mo. Term SOFR + 2.75%)	6.75%	05/06/2031		9,126	9,142,058
HUB International Ltd., Term Loan B (3 mo. Term SOFR + 2.25%)	6.12%	06/20/2030		1,823	1,832,263
Sedgwick Claims Management Services, Inc., Term Loan (1 mo. Term SOFR + 2.50%)	6.42%	07/31/2031		13,566	13,604,743
USI, Inc.
Term Loan B (3 mo. Term SOFR + 2.25%)	6.25%	11/23/2029		5,442	5,458,670
Term Loan B (3 mo. Term SOFR + 2.25%)	6.25%	09/27/2030		1,511	1,514,142
					69,832,392
Leisure Goods, Activities & Movies–3.04%
ATG Entertainment (United Kingdom), Term Loan (3 mo. Term SOFR + 3.00%)	6.84%	04/29/2032		3,620	3,650,104
Bombardier Recreational Products, Inc. (Canada)
Term Loan B (1 mo. Term SOFR + 2.25%)	6.17%	12/13/2029		1,440	1,445,630
Term Loan B (1 mo. Term SOFR + 2.25%)	6.17%	01/22/2031		2,453	2,461,220
Crown Finance US, Inc., First Lien Term Loan (1 mo. Term SOFR + 4.50%)	8.48%	12/02/2031		20,804	20,817,003
Fitness International LLC, Term Loan B (1 mo. Term SOFR + 5.25%)	8.42%	02/05/2029		7,295	7,334,888
GAH Finco Ltd. (fka GUS) (United Kingdom), Term Loan(f)	–	10/28/2032	EUR	1,006	1,133,921
Galileo Global Education Finance S.a.r.l. (Luxembourg), Term Loan B-4 (3 mo. EURIBOR + 3.25%)	4.80%	07/31/2031	EUR	87	100,688
GBT Group Servicers B.V. (fka Global Business Travel Holdings Ltd.) (United Kingdom), Term Loan B (3 mo. Term SOFR + 2.50%)	6.36%	07/25/2031		6,117	6,133,447
Herschend Entertainment Co. LLC, Term Loan B (1 mo. Term SOFR + 3.25%)	7.17%	05/14/2032		2,276	2,289,562
LC Ahab US Bidco LLC, Term Loan B (1 mo. Term SOFR + 3.00%)	6.92%	05/01/2031		4,784	4,807,925
Nord Anglia Education, Term Loan (3 mo. Term SOFR + 2.75%)	6.57%	01/09/2032		9,658	9,702,603
Orbiter International S.a.r.l. (Luxembourg), Term Loan (6 mo. EURIBOR + 3.90%)	5.94%	10/25/2028	EUR	2,000	2,153,691
Parques Reunidos (Piolin Bidco S.A.U.) (Spain), Revolver Loan(d)(e)	0.00%	03/16/2026	EUR	1,642	1,848,684
Spring Education Group, Inc., Term Loan (3 mo. Term SOFR + 3.25%)	7.25%	10/04/2030		1,235	1,242,129
Vue International Bidco PLC (United Kingdom)
Second Lien Term Loan (6 mo. EURIBOR + 0.10%) (Acquired 02/20/2024-10/08/2025; Cost $3,313,584)(e)(g)	2.20%	12/31/2027	EUR	4,147	6,497,544
Term Loan (6 mo. EURIBOR + 8.00%) (Acquired 04/08/2025; Cost $2,050,953)(e)(g)	10.10%	06/30/2027	EUR	1,872	2,189,343
Term Loan (6 mo. EURIBOR + 0.10%) (Acquired 02/20/2024-10/08/2025; Cost $2,653,377)(e)(g)	2.20%	12/31/2027	EUR	2,481	3,887,905
Term Loan (6 mo. EURIBOR + 8.00%)(e)	10.10%	06/30/2027	EUR	1,116	1,941,830
World Choice Investments, Term Loan B (3 mo. Term SOFR + 4.75%)	8.63%	08/13/2031		6,695	6,619,478
					86,257,595
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Lodging & Casinos–2.59%
Aimbridge Acquisition Co., Inc.
First Lien Term Loan (1 mo. Term SOFR + 5.61%)	9.57%	03/11/2030		$1,291	$1,300,860
Term Loan (1 mo. Term SOFR + 1.61%)	5.57%	03/11/2030		1,189	1,187,106
Caesars Entertainment, Inc., Term Loan (1 mo. Term SOFR + 2.25%)	6.17%	02/06/2031		8,916	8,839,865
Fertitta Entertainment LLC (Golden Nugget), Term Loan (1 mo. Term SOFR + 3.25%)	7.17%	01/27/2029		14,172	14,172,031
GVC Finance LLC (Isle of Man)
Term Loan (1 mo. Term SOFR + 2.09%)	6.25%	10/31/2029		11,907	11,895,507
Term Loan (1 mo. Term SOFR + 2.09%)	6.25%	07/30/2032		2,019	2,011,222
J&J Ventures Gaming LLC, Term Loan B (1 mo. Term SOFR + 3.50%)	7.42%	04/26/2030		7,111	7,068,152
Motel One (One Hotels GmbH) (Germany), Term Loan B (3 mo. EURIBOR + 4.25%)	6.28%	06/04/2032	EUR	1,084	1,265,197
Penn Entertainment, Inc., Term Loan B (1 mo. Term SOFR + 2.75%)	6.42%	05/03/2029		5,665	5,690,251
Tortuga Resorts Ghd LLC, Term Loan(f)	–	08/13/2032		2,311	2,285,237
Travel + Leisure Co., Term Loan B(f)	–	12/14/2029		2,836	2,848,575
Voyager Parent LLC, Term Loan B (3 mo. Term SOFR + 4.75%)	8.75%	05/10/2032		14,938	14,972,123
					73,536,126
Nonferrous Metals & Minerals–1.35%
ACNR Holdings, Inc., Term Loan (3 mo. Term SOFR + 13.00%)(e)	13.00%	12/11/2029		14,553	14,553,140
Covia Holdings Corp., Term Loan (3 mo. Term SOFR + 2.75%)	6.71%	02/26/2032		9,651	9,679,808
Form Technologies LLC, Term Loan (3 mo. Term SOFR + 5.75%)	9.62%	05/30/2030		7,360	6,568,891
SCIH Salt Holdings, Inc. (Kissner Group)
First Lien Incremental Term Loan B-1 (3 mo. Term SOFR + 4.00%)	7.20%	01/31/2029		7,108	7,123,996
Term Loan B(f)	–	01/31/2029		419	419,133
					38,344,968
Oil & Gas–2.65%
Epic Crude Services L.P., Term Loan B (1 mo. Term SOFR + 2.50%)	6.34%	10/15/2031		953	957,566
ITT Holdings LLC (IMTT), Term Loan B (1 mo. Term SOFR + 2.48%)	6.39%	10/11/2030		3,453	3,474,358
McDermott International Ltd.
LOC(d)	0.00%	06/30/2027		9,674	8,754,613
LOC (3 mo. Term SOFR + 4.57%)(e)	8.25%	06/30/2027		5,404	4,457,873
PIK Term Loan, 3.00% PIK Rate, 5.03% Cash Rate(j)	3.00%	12/31/2027		4,971	3,936,213
Term Loan (1 mo. Term SOFR + 3.11%)	7.03%	06/30/2027		725	591,894
Par Petroleum LLC and Par Petroleum Finance Corp. (Par Pacific), Term Loan B(f)	–	02/28/2030		6,673	6,696,959
PG Investment Co. 59 S.a.r.l./URSA Minor US Bidco LLC (Rosen), Term Loan B (3 mo. Term SOFR + 2.25%)	6.09%	03/26/2031		2,143	2,150,483
Prairie Acquiror L.P., Term Loan B (1 mo. Term SOFR + 3.75%)	7.67%	08/01/2029		5,356	5,407,193
Rockpoint Gas Storage Partners L.P. (Canada), Term Loan (3 mo. Term SOFR + 2.66%)	6.34%	09/18/2031		7,966	8,008,041
Rockwood Service Corp., Term Loan B (1 mo. Term SOFR + 2.75%)	6.67%	07/30/2031		3,653	3,677,293
Stakeholder Midstream, Term Loan (6 mo. Term SOFR + 4.00%)	8.04%	11/20/2030		5,098	5,152,397
Third Coast Super Holdings LLC, Term Loan B (1 mo. USD LIBOR + 3.75%)	7.67%	09/25/2030		16,802	16,854,606
TransMontaigne Partners LLC, Term Loan B (1 mo. Term SOFR + 2.50%)	6.42%	11/17/2028		2,933	2,946,595
WhiteWater Matterhorn, Term Loan B (3 mo. Term SOFR + 2.30%)	6.31%	06/16/2032		2,218	2,226,387
					75,292,471
Publishing–1.78%
Adtalem Global Education, Inc., Term Loan B (1 mo. Term SOFR + 2.75%)	6.67%	08/12/2028		423	424,189
Cengage Learning, Inc., Term Loan B (1 mo. Term SOFR + 3.50%)	7.42%	03/22/2031		17,182	17,092,249
Century DE Buyer LLC (Simon & Schuster), Term Loan (3 mo. Term SOFR + 3.00%)	6.84%	10/30/2030		2,778	2,789,498
Dotdash Meredith, Inc., Term Loan B (1 mo. Term SOFR + 3.50%)	7.48%	06/17/2032		6,976	6,025,163
Harbor Purchaser, Inc. (Houghton Mifflin Harcourt)
First Lien Term Loan B (1 mo. Term SOFR + 5.35%)	9.27%	04/09/2029		13,212	11,064,776
Second Lien Term Loan B (1 mo. Term SOFR + 8.50%)	12.42%	04/08/2030		8,093	5,795,402
McGraw-Hill Education, Inc., Term Loan B (1 mo. Term SOFR + 2.75%)	6.67%	08/06/2031		7,261	7,301,778
					50,493,055
Radio & Television–0.23%
iHeartCommunications, Inc., Term Loan (1 mo. Term SOFR + 5.89%)	9.81%	05/01/2029		7,403	6,625,703
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Retailers (except Food & Drug)–1.59%
Action Holding B.V. (Peer Holdings) (Netherlands)
Term Loan B (3 mo. Term SOFR + 2.35%)	6.19%	09/27/2032		$2,840	$2,847,711
Term Loan B-4 (3 mo. Term SOFR + 2.50%)	6.50%	10/28/2030		5,668	5,694,946
Term Loan B-5 (3 mo. Term SOFR + 2.50%)	6.50%	07/01/2031		2,723	2,735,730
Bass Pro Group LLC, Term Loan B (1 mo. Term SOFR + 3.25%)	7.17%	01/31/2032		13,046	13,099,180
CNT Holdings I Corp. (1-800 Contacts), Term Loan B (3 mo. Term SOFR + 2.50%)	6.09%	11/08/2032		8,725	8,746,746
PetSmart, Inc., Term Loan B (1 mo. Term SOFR + 4.00%)	7.96%	08/06/2032		2,974	2,953,829
Savers Inc., Term Loan B (3 mo. Term SOFR + 3.00%)	7.03%	09/13/2032		8,916	8,955,590
					45,033,732
Surface Transport–1.65%
Beacon Mobility Corp.
Delayed Draw Term Loan(d)	0.00%	08/06/2030		276	277,656
Delayed Draw Term Loan (3 mo. Term SOFR + 3.25%)	7.25%	08/06/2030		431	434,283
Term Loan B (3 mo. Term SOFR + 3.25%)	7.25%	06/17/2030		5,162	5,197,153
First Student Bidco, Inc.
Term Loan B (3 mo. Term SOFR + 2.59%)	6.42%	08/21/2030		15,206	15,249,972
Term Loan C (3 mo. Term SOFR + 2.59%)	6.42%	08/21/2030		2,782	2,790,365
Hurtigruten Group AS (Explorer II AS) (Norway)
Term Loan A (6 mo. EURIBOR + 7.50%) (Acquired 02/06/2025-02/18/2025; Cost $5,626,497)(g)	9.58%	01/30/2030	EUR	5,492	6,563,465
Term Loan B (6 mo. EURIBOR + 8.00%) (Acquired 02/06/2025-08/12/2025; Cost $1,874,300)(g)	10.08%	07/30/2030	EUR	1,793	1,903,699
Patriot Rail Co. LLC, Term Loan B (3 mo. Term SOFR + 3.00%)	7.12%	03/01/2032		5,972	6,018,269
STG Distribution LLC, PIK Term Loan, 7.25% PIK Rate, 5.09% Cash Rate (Acquired 10/03/2024-10/08/2025; Cost $3,015,983)(e)(g)(j)	7.25%	10/03/2029		3,157	3,048,811
Student Transportation of America Holdings, Inc., Term Loan B (3 mo. Term SOFR + 3.25%)	7.29%	06/10/2032		5,240	5,276,305
					46,759,978
Telecommunications–3.60%
Crown Subsea Communications Holding, Inc., Term Loan B (1 mo. Term SOFR + 3.50%)	7.42%	01/30/2031		14,228	14,348,687
Eagle Broadband Investments LLC (Mega Broadband), Term Loan (3 mo. Term SOFR + 3.00%)	7.26%	11/12/2027		3,583	3,453,847
Genesys Cloud Services Holdings I LLC, Term Loan B (1 mo. Term SOFR + 2.50%)	6.42%	01/26/2032		2,291	2,260,712
Inmarsat Finance PLC (United Kingdom), Term Loan (1 mo. Term SOFR + 4.50%)	8.42%	09/27/2029		7,539	7,507,820
Level 3 Financing, Inc., Term Loan B (1 mo. Term SOFR + 3.25%)	7.17%	03/29/2032		16,602	16,655,611
Lumen Technologies, Inc.
Term Loan B-1 (1 mo. Term SOFR + 2.46%)	6.38%	04/15/2029		2	2,484
Term Loan B-2 (1 mo. Term SOFR + 2.46%)	6.38%	04/15/2030		3,455	3,441,192
Midcontinent Communications, Term Loan B (1 mo. Term SOFR + 2.50%)	6.45%	08/13/2031		1,762	1,765,698
MLN US HoldCo LLC (dba Mitel)
Term Loan A-1 (1 mo. Term SOFR + 4.00%) (Acquired 06/25/2025-11/24/2025; Cost $3,764,226)(e)(g)	7.95%	06/20/2028		3,828	3,757,315
Term Loan A-2 (1 mo. Term SOFR + 2.00%) (Acquired 06/20/2025-11/24/2025; Cost $12,813,116)(e)(g)	5.95%	06/20/2030		14,674	12,556,438
ViaSat, Inc.
Term Loan (1 mo. Term SOFR + 4.61%)	8.53%	03/02/2029		2,754	2,742,022
Term Loan B (1 mo. Term SOFR + 4.61%)	8.57%	05/30/2030		2,856	2,831,975
Voyage Digital (NC) Ltd. (New Zealand), Term Loan (3 mo. Term SOFR + 3.25%)	7.13%	05/11/2029		7,203	7,238,811
Windstream Services LLC
Term Loan B (1 mo. Term SOFR + 4.00%)	7.92%	09/25/2031		1,415	1,412,764
Term Loan B (1 mo. Term SOFR + 4.75%)(e)	8.77%	09/25/2031		10,155	10,167,597
Zayo Group Holdings, Inc., Term Loan (1 mo. Term SOFR + 3.61%)	7.53%	03/11/2030		12,731	12,110,894
					102,253,867
Utilities–2.39%
Alpha Generation LLC, Term Loan B (1 mo. Term SOFR + 2.00%)	5.92%	09/30/2031		7,818	7,843,444
Astoria Energy LLC, Term Loan B (3 mo. Term SOFR + 2.75%)	6.75%	06/16/2032		3,929	3,960,680
Cornerstone Generation LLC, Term Loan B (3 mo. Term SOFR + 3.25%)	7.09%	10/28/2031		9,811	9,916,905
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Utilities–(continued)
Covanta Holding Corp.
Incremental Term Loan B (1 mo. Term SOFR + 2.25%)	6.20%	11/30/2028	$427	$428,355
Incremental Term Loan C (1 mo. Term SOFR + 2.25%)	6.20%	11/30/2028	24	23,643
Term Loan B (1 mo. Term SOFR + 2.25%)	6.20%	01/31/2031	3,161	3,168,602
Eastern Power LLC, Term Loan (1 mo. Term SOFR + 5.25%)	9.17%	04/03/2028	6,890	6,945,098
Frontera Generation Holdings LLC, Second Lien Term Loan (1 mo. Term SOFR + 1.76%) (Acquired 07/28/2021; Cost $2,892,452)(g)	5.76%	07/28/2028	4,043	3,921,304
Hamilton Projects Acquiror LLC, Term Loan (1 mo. Term SOFR + 2.50%)	6.42%	05/30/2031	2,856	2,881,379
Lackawanna Energy Center LLC, Term Loan (1 mo. Term SOFR + 3.00%)	7.25%	07/23/2032	7,186	7,237,504
Lightning Power LLC, Term Loan B (3 mo. Term SOFR + 2.25%)	6.25%	08/16/2031	10,799	10,860,605
Talen Energy Supply LLC
Incremental Term Loan (1 mo. Term SOFR + 2.50%)	6.35%	12/13/2031	3,387	3,399,460
Term Loan B (3 mo. Term SOFR + 2.50%)	6.35%	05/17/2030	7,169	7,198,463
				67,785,442
Total Variable Rate Senior Loan Interests (Cost $2,430,302,993)				2,370,525,758
			Shares
Common Stocks & Other Equity Interests–7.36%(k)
Automotive–0.02%
Cabonline, Class D (Acquired 10/30/2023; Cost $271,002) (Sweden)(e)(g)			301,850,286	431,619
Cabonline, Class D1 (Acquired 10/30/2023; Cost $10) (Sweden)(e)(g)			10,623,352	1,131
Cabonline, Class D2 (Acquired 10/31/2023; Cost $8) (Sweden)(e)(g)			9,066,619	485
				433,235
Beverage & Tobacco–0.00%
BrewCo Borrower LLC(e)			34,042	27,536
Business Equipment & Services–2.65%
Bloom Parent, Inc.(e)			3,285	3,042,287
Monitronics International, Inc. (Acquired 06/30/2023-10/27/2025; Cost $8,984,222)(e)(g)			451,279	19,747,969
My Alarm Center LLC, Class A (Acquired 03/09/2021-05/17/2024; Cost $14,582,747)(e)(g)(l)			162,068	52,503,597
				75,293,853
Cable & Satellite Television–0.13%
Altice France S.A. (France)			204,021	3,730,127
Chemicals & Plastics–0.00%
Flint Group (ColourOz Inv), Class A (Acquired 09/19/2023; Cost $0) (Germany)(e)(g)			92,541	0
Containers & Glass Products–0.35%
Libbey Glass LLC (Acquired 11/13/2020-09/05/2025; Cost $3,995,428)(e)(g)			921,496	9,970,587
Electronics & Electrical–0.02%
Internap Holding LLC (Acquired 02/06/2018-02/10/2023; Cost $7,928,094)(e)(g)(l)			2,996,076	629,176
Sandvine Corp. (Acquired 06/28/2024; Cost $0)(e)(g)			30,037	0
				629,176
Food Service–0.35%
Selecta Group B.V., Class A1 (Switzerland)(e)			57,671	6,748,066
Selecta Group B.V., Class A2 (Switzerland)(e)			15,266	1,786,270
WW International, Inc.(m)			46,747	1,326,212
				9,860,548
Forest Products–0.44%
NewLife Forest Restoration LLC(e)(l)			175,329	12,506,201
Home Furnishings–0.11%
Serta Simmons Bedding LLC (Acquired 06/29/2023; Cost $53,939)(g)			347,996	3,062,365
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

			Shares	Value
Industrial Equipment–0.02%
North American Lifting Holdings, Inc.(l)			679,193	$455,738
Leisure Goods, Activities & Movies–0.69%
Crown Finance US, Inc.			632,808	13,096,911
Hurtigruten Group AS (Acquired 02/12/2025; Cost $2,271,941) (Norway)(e)(g)			145,586	6,299,791
Hurtigruten Norway (Norway)(e)			29,323	232,889
Vue International Bidco PLC, Class A1 (Acquired 02/20/2024; Cost $0) (United Kingdom)(e)(g)			9,996	0
Vue International Bidco PLC, Class A2 (Acquired 02/20/2024; Cost $0) (United Kingdom)(e)(g)			4,982,596	6
Vue International Bidco PLC, Class A3 (United Kingdom)(e)			3,004,226	4
Vue International Bidco PLC, Class A4 (United Kingdom)(e)			2,094,370	3
				19,629,604
Lodging & Casinos–0.25%
Aimbridge Acquisition Co., Inc.			106,385	7,207,584
Nonferrous Metals & Minerals–0.42%
ACNR Holdings, Inc.			125,987	11,890,023
Oil & Gas–1.23%
McDermott International Ltd.(m)			442,728	9,518,647
Sabine Oil & Gas Holdings, Inc. (Acquired 01/16/2013-03/12/2021; Cost $18,267,226)(e)(g)(m)			18,025	1,262
Seadrill Ltd. (Norway)(m)			1	30
Tribune Resources LLC (Acquired 03/30/2018; Cost $18,014,717)(g)(l)			5,811,199	25,423,996
				34,943,935
Surface Transport–0.27%
Commercial Barge Line Co. (Acquired 01/31/2020-02/06/2020; Cost $1,838,610)(e)(g)			35,397	3,490,144
Commercial Barge Line Co., Series B, Wts., expiring 04/30/2045 (Acquired 02/23/2024-08/20/2025; Cost $375,431)(e)(g)(l)			800,920	500,575
Commercial Barge Line Co., Wts., expiring 04/27/2045 (Acquired 01/31/2020-08/25/2020; Cost $1,932,877)(e)(g)(l)			37,211	3,669,005
				7,659,724
Telecommunications–0.41%
MLN US HoldCo LLC (dba Mitel) (Acquired 06/20/2025; Cost $6,558,758)(e)(g)(l)			1,820,133	11,630,650
Total Common Stocks & Other Equity Interests (Cost $183,261,034)				208,930,886
	Interest Rate	Maturity Date	Principal Amount (000)(a)
U.S. Dollar Denominated Bonds & Notes–4.19%
Aerospace & Defense–0.32%
Rand Parent LLC (n)	8.50%	02/15/2030	$8,729	9,016,324
Automotive–0.06%
American Axle & Manufacturing, Inc. (n)	6.38%	10/15/2032	598	602,123
Clarios Global L.P./Clarios US Finance Co.(n)	6.75%	02/15/2030	1,078	1,121,389
				1,723,512
Building & Development–0.61%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC (n)	5.75%	05/15/2026	4,527	4,528,121
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC(n)	4.50%	04/01/2027	6,067	5,984,163
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC(n)	6.75%	04/01/2032	911	931,204
Quikrete Holdings, Inc.(n)	6.38%	03/01/2032	232	241,099
QXO Building Products, Inc.(n)	6.75%	04/30/2032	2,111	2,209,829
Signal Parent, Inc. (Acquired 09/11/2023-07/11/2024; Cost $5,000,179)(e)(g)(n)	6.13%	04/01/2029	6,686	3,320,936
				17,215,352
Business Equipment & Services–0.43%
Allied Universal Holdco LLC (n)	7.88%	02/15/2031	6,739	7,100,730
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Business Equipment & Services–(continued)
Allied Universal Holdco LLC/Allied Universal Finance Corp.(n)	6.88%	06/15/2030	$1,021	$1,056,188
Boost Newco Borrower LLC(n)	7.50%	01/15/2031	2,313	2,458,083
Cloud Software Group, Inc.(n)	6.63%	08/15/2033	573	572,535
Garda World Security Corp. (Canada)(n)	6.50%	01/15/2031	1,109	1,139,385
				12,326,921
Cable & Satellite Television–0.78%
Altice Financing S.A. (Altice-Int’l) (Luxembourg) (n)	5.75%	08/15/2029	1,414	945,266
Altice Financing S.A. (Altice-Int’l) (Luxembourg)(n)	5.00%	01/15/2028	18,761	12,558,145
Altice France S.A. (France)(n)	6.88%	07/15/2032	5,266	5,138,083
Virgin Media Secured Finance PLC (United Kingdom)(n)	4.50%	08/15/2030	3,741	3,491,362
				22,132,856
Containers & Glass Products–0.01%
Clydesdale Acquisition Holdings, Inc. (n)	6.75%	04/15/2032	256	258,524
Electronics & Electrical–0.21%
Diebold Nixdorf, Inc. (n)	7.75%	03/31/2030	1,031	1,097,211
ION Platform Finance US, Inc.(n)	7.88%	09/30/2032	2,243	2,139,972
ION Platform Finance US, Inc./ION Platform Finance S.a.r.l.(n)	9.00%	08/01/2029	2,812	2,811,813
				6,048,996
Food Products–0.34%
Viking Baked Goods Acquisition Corp. (n)	8.63%	11/01/2031	9,476	9,597,899
Health Care–0.16%
Global Medical Response, Inc. (n)	7.38%	10/01/2032	437	460,800
Opal Bidco SAS (France) (Acquired 03/31/2025; Cost $1,912,000)(g)(n)	6.50%	03/31/2032	1,912	1,972,574
Organon & Co./Organon Foreign Debt Co-Issuer B.V.(n)	6.75%	05/15/2034	2,479	2,233,942
				4,667,316
Industrial Equipment–0.10%
Chart Industries, Inc. (n)	7.50%	01/01/2030	669	697,893
EMRLD Borrower L.P./Emerald Co-Issuer, Inc.(n)	6.63%	12/15/2030	1,966	2,039,928
				2,737,821
Insurance–0.50%
Acrisure LLC/Acrisure Finance, Inc. (n)	6.75%	07/01/2032	292	299,330
Acrisure LLC/Acrisure Finance, Inc.(n)	7.50%	11/06/2030	909	944,626
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(n)	6.50%	10/01/2031	1,707	1,758,150
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(n)	7.00%	01/15/2031	3,408	3,544,065
HUB International Ltd.(n)	7.25%	06/15/2030	1,857	1,947,343
Panther Escrow Issuer LLC(n)	7.13%	06/01/2031	5,520	5,712,629
				14,206,143
Lodging & Casinos–0.04%
Travel + Leisure Co. (n)	6.13%	09/01/2033	982	998,187
Publishing–0.02%
McGraw-Hill Education, Inc. (n)	7.38%	09/01/2031	660	684,963
Retailers (except Food & Drug)–0.15%
PetSmart LLC/PetSmart Finance Corp. (n)	7.50%	09/15/2032	4,274	4,317,415
Surface Transport–0.07%
Beacon Mobility Corp. (n)	7.25%	08/01/2030	1,754	1,837,070
Telecommunications–0.39%
Level 3 Financing, Inc. (n)	7.00%	03/31/2034	1,606	1,646,431
Windstream Services LLC(n)	7.50%	10/15/2033	5,756	5,863,240
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Telecommunications–(continued)
Windstream Services LLC/Windstream Escrow Finance Corp.(n)	8.25%	10/01/2031		$3,508	$3,645,352
					11,155,023
Total U.S. Dollar Denominated Bonds & Notes (Cost $124,628,391)					118,924,322
Non-U.S. Dollar Denominated Bonds & Notes–1.82%(o)
Air Transport–0.30%
SGL Group ApS (Denmark) (3 mo. EURIBOR + 4.25%)(p)	6.30%	02/24/2031	EUR	3,396	3,800,219
SGL Group ApS (Denmark) (3 mo. EURIBOR + 4.75%)(p)	6.77%	04/22/2030	EUR	4,174	4,738,579
					8,538,798
Automotive–0.15%
Cabonline Group Holding AB (Sweden) (Acquired 10/13/2023; Cost $795,758)(g)(n)	10.00%	03/19/2028	SEK	9,067	924,318
Cabonline Group Holding AB (Sweden) (Acquired 10/12/2023; Cost $1,648,768)(g)(n)	12.00%	03/19/2028	SEK	18,133	1,848,635
Cabonline Group Holding AB (Sweden) (Acquired 03/24/2022; Cost $3,724,562)(g)(i)(n)	0.00%	04/19/2029	SEK	35,057	1,615,250
					4,388,203
Business Equipment & Services–0.05%
Pachelbel Bidco S.p.A. (Italy) (3 mo. EURIBOR + 4.25%)(n)(p)	6.32%	05/17/2031	EUR	1,136	1,336,818
Cosmetics & Toiletries–0.14%
Bausch + Lomb Netherlands B.V. and Bausch & Lomb, Inc. (3 mo. EURIBOR + 3.88%)(n)(p)	5.87%	01/15/2031	EUR	3,462	4,082,984
Electronics & Electrical–0.01%
Cerved Group S.p.A. (Italy) (3 mo. EURIBOR + 5.25%)(n)(p)	7.26%	02/15/2029	EUR	270	293,540
Financial Intermediaries–0.57%
Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 5.50%)(n)(p)	7.51%	12/15/2029	EUR	9,600	11,001,390
Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 5.50%)(n)(p)	7.51%	12/15/2029	EUR	4,400	5,042,304
					16,043,694
Food Service–0.20%
Seagull Bidco Ltd. (Switzerland)(e)	15.00%	10/01/2030	EUR	4,786	5,553,779
Industrial Equipment–0.06%
Summer (BC) Holdco B S.a.r.l. (Luxembourg) (3 mo. EURIBOR + 4.25%)(n)(p)	6.31%	02/15/2030	EUR	1,537	1,696,701
Surface Transport–0.34%
Zenith Finco PLC (United Kingdom)(n)	6.50%	06/30/2027	GBP	9,042	9,023,877
Zenith Finco PLC (United Kingdom)(n)	6.50%	06/30/2027	GBP	752	750,493
					9,774,370
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $54,519,719)					51,708,887
			Shares
Preferred Stocks–0.84%(k)
Oil & Gas–0.00%
Southcross Energy Partners L.P., Pfd. (Acquired 05/07/2019-10/31/2019; Cost $11,607,048)(e)(g)				11,609,066	68,494
Surface Transport–0.84%
Commercial Barge Line Co., Series B, Pfd. (Acquired 02/05/2020-10/27/2020; Cost $3,389,672)(e)(g)				142,554	14,055,824
Commercial Barge Line Co., Series B, Pfd.,Wts., expiring 04/27/2045 (Acquired 02/05/2020-02/17/2021; Cost $2,380,533)(e)(g)(l)				100,115	9,871,339
					23,927,163
Total Preferred Stocks (Cost $17,377,252)					23,995,657
	Interest Rate	Maturity Date	Principal Amount (000)(a)
Asset-Backed Securities–0.48%
Structured Products–0.48%
AGL CLO 1 Ltd., Series 2019-1A, Class ERR (Cayman Islands) (3 mo. Term SOFR + 6.50%) (n)(p)	10.38%	10/20/2034		$1,675	1,580,106
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Structured Products–(continued)
Ballyrock CLO 19 Ltd., Series 2022-19A, Class D (3 mo. Term SOFR + 7.11%)(n)(p)	10.99%	04/20/2035	$4,175	$4,125,455
CIFC Funding Ltd., Series 2014-4RA, Class DRR (Cayman Islands) (3 mo. Term SOFR + 5.80%)(n)(p)	9.68%	01/17/2035	1,250	1,228,416
Empower CLO Ltd., Series 2023-1A, Class ER (Cayman Islands) (3 mo. Term SOFR + 7.34%)(n)(p)	11.20%	04/25/2038	3,500	3,564,460
Rad CLO 19 Ltd., Series 2023-19A, Class D2R (Cayman Islands) (3 mo. Term SOFR + 5.00%)(n)(p)	8.88%	03/20/2038	3,000	3,006,786
Total Asset-Backed Securities (Cost $13,522,784)				13,505,223
			Shares
Money Market Funds–4.64%
Invesco Government & Agency Portfolio,Institutional Class, 3.91%(l)(q)			79,059,084	79,059,084
Invesco Treasury Portfolio,Institutional Class, 3.85%(l)(q)			52,704,158	52,704,158
Total Money Market Funds (Cost $131,763,242)				131,763,242
TOTAL INVESTMENTS IN SECURITIES–102.81% (Cost $2,955,375,415)				2,919,353,975
OTHER ASSETS LESS LIABILITIES–(2.81)%				(79,846,277)
NET ASSETS–100.00%				$2,839,507,698
Investment Abbreviations:
DIP	– Debtor-in-Possession
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
Pfd.	– Preferred
PIK	– Pay-in-Kind
SEK	– Swedish Krona
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
USD	– U.S. Dollar
Wts.	– Warrants
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

Notes to Schedule of Investments:
(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(c)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(d)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)	This variable rate interest will settle after November 30, 2025, at which time the interest rate will be determined.
(g)	Restricted security. The aggregate value of these securities at November 30, 2025 was $307,782,758, which represented 10.84% of the Fund’s Net Assets.
(h)	The borrower has filed for protection in federal bankruptcy court.
(i)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30,
2025 was $1,825,866, which represented less than 1% of the Fund’s Net Assets.

(j)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(k)	Securities acquired through the restructuring of senior loans.
(l)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2025.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$88,967,739	$122,623,700	$(132,532,355)	$-	$-	$79,059,084	$431,515
Invesco Treasury Portfolio, Institutional Class	59,309,927	81,749,134	(88,354,903)	-	-	52,704,158	495,602
Investments in Other Affiliates:
Commercial Barge Line Co., Wts., expiring 04/27/2045	3,868,456	-	-	(199,451)	-	3,669,005	-
Commercial Barge Line Co., Series B, Pfd.,Wts., expiring 04/27/2045	10,407,955	-	-	(536,616)	-	9,871,339	62,572
Commercial Barge Line Co., Series B, Wts., expiring 04/30/2045	438,003	62,572	-	-	-	500,575	-
Internap Holding LLC	3,145,880	-	-	(2,516,704)	-	629,176	-
MLN US HoldCo LLC (dba Mitel)	10,502,167	-	-	1,128,483	-	11,630,650	-
My Alarm Center LLC, Class A	52,503,597	-	-	-	-	52,503,597	-
NewLife Forest Restoration LLC	15,120,353	-	-	(2,614,152)	-	12,506,201	-
North American Lifting Holdings, Inc.	611,274	-	-	(155,536)	-	455,738	-
Tribune Resources LLC	9,010,264	-	-	16,413,732	-	25,423,996	-
Total	$253,885,615	$204,435,406	$(220,887,258)	$11,519,756	$-	$248,953,519	$989,689

(m)	Non-income producing security.
(n)
Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2025 was $170,045,855, which represented 5.99% of the Fund’s Net Assets.

(o)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(p)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2025.
(q)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.
The aggregate value of securities considered illiquid at November 30, 2025 was $408,572,980, which represented 14.39% of the Fund’s Net Assets.
Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
12/29/2025	Bank of New York Mellon (The)	USD	69,474,000	EUR	60,000,000	$251,268
12/29/2025	BNP Paribas S.A.	NOK	63,104,390	USD	6,276,532	40,159
12/29/2025	BNP Paribas S.A.	USD	76,491,477	EUR	65,946,441	144,077
12/29/2025	Canadian Imperial Bank of Commerce	USD	13,615,037	GBP	10,311,080	33,853
12/29/2025	Citibank, N.A.	USD	182,959	GBP	139,179	1,273
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
12/29/2025	Citibank, N.A.	USD	5,406,875	SEK	51,424,718	$49,204
12/29/2025	Morgan Stanley and Co. International PLC	USD	78,169,319	EUR	67,400,000	155,399
12/29/2025	Royal Bank of Canada	USD	6,172,900	NOK	63,104,390	63,473
12/29/2025	State Street Bank & Trust Co.	SEK	50,223,401	USD	5,341,656	13,034
12/29/2025	State Street Bank & Trust Co.	USD	985,746	GBP	750,000	7,037
Subtotal—Appreciation						758,777
Currency Risk
01/30/2026	Bank of New York Mellon (The)	EUR	60,000,000	USD	69,597,180	(241,494)
01/30/2026	BNP Paribas S.A.	EUR	65,946,440	USD	76,626,667	(133,532)
01/30/2026	BNP Paribas S.A.	SEK	634,856	USD	67,456	(21)
01/30/2026	Canadian Imperial Bank of Commerce	GBP	10,311,080	USD	13,615,358	(33,249)
01/30/2026	Citibank, N.A.	SEK	51,424,718	USD	5,417,295	(48,433)
01/30/2026	Morgan Stanley and Co. International PLC	EUR	60,000,000	USD	69,725,340	(113,334)
12/29/2025	Royal Bank of Canada	EUR	128,904,072	USD	149,768,485	(29,364)
12/29/2025	Royal Bank of Canada	GBP	11,200,259	USD	14,748,467	(77,438)
12/29/2025	Royal Bank of Canada	SEK	543,997	USD	57,077	(640)
01/30/2026	Royal Bank of Canada	NOK	63,104,390	USD	6,172,063	(63,340)
12/29/2025	State Street Bank & Trust Co.	SEK	657,320	USD	69,435	(305)
12/29/2025	Toronto-Dominion Bank (The)	EUR	64,442,369	USD	74,734,318	(153,372)
Subtotal—Depreciation						(894,522)
Total Forward Foreign Currency Contracts						$(135,745)

Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
NOK	– Norwegian Krone
SEK	– Swedish Krona
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s (the "Adviser") assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Variable Rate Senior Loan Interests	$—	$2,105,218,209	$265,307,549	$2,370,525,758
Common Stocks & Other Equity Interests	10,844,889	64,866,744	133,219,253	208,930,886
U.S. Dollar Denominated Bonds & Notes	—	115,603,386	3,320,936	118,924,322
Non-U.S. Dollar Denominated Bonds & Notes	—	46,155,108	5,553,779	51,708,887
Preferred Stocks	—	—	23,995,657	23,995,657
Asset-Backed Securities	—	13,505,223	—	13,505,223
Money Market Funds	131,763,242	—	—	131,763,242
Total Investments in Securities	142,608,131	2,345,348,670	431,397,174	2,919,353,975
Other Investments - Assets*
Investments Matured	—	—	1,091,638	1,091,638
Forward Foreign Currency Contracts	—	758,777	—	758,777
	—	758,777	1,091,638	1,850,415
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(894,522)	—	(894,522)
Total Other Investments	—	(135,745)	1,091,638	955,893
Total Investments	$142,608,131	$2,345,212,925	$432,488,812	$2,920,309,868

*	Forward foreign currency contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the three months ended November 30, 2025:
	Value 08/31/25	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3*	Transfers out of Level 3*	Value 11/30/25
Variable Rate Senior Loan Interests	$220,119,577	$36,330,609	$(24,967,168)	$747,238	$(1,389,082)	$(3,456,392)	$70,309,688	$(32,386,921)	$265,307,549
Common Stocks & Other Equity Interests	143,354,562	342,218	(6,363,290)	—	5,327,413	(6,420,069)	3,946,637	(6,968,218)	133,219,253
Preferred Stocks	25,296,363	—	—	—	—	(1,300,706)	—	—	23,995,657
Non-U.S. Dollar Denominated Bonds & Notes	14,385,725	—	(8,764,797)	34,240	(7,400,576)	7,299,187	—	—	5,553,779
U.S. Dollar Denominated Bonds & Notes	—	—	—	95,202	—	785,344	2,440,390	—	3,320,936
Investments Matured	—	165,163	—	122,144	—	(4,633,649)	5,437,980	—	1,091,638
Total	$403,156,227	$36,837,990	$(40,095,255)	$998,824	$(3,462,245)	$(7,726,285)	$82,134,695	$(39,355,139)	$432,488,812
*Transfers into and out of Level 3 are due to increases or decreases in market activity impacting the available market inputs to determine the price.
Invesco Senior Floating Rate Fund

The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as Level 3 at period end:
	Fair Value at 11/30/25	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Weighted Average of Unobservable Inputs Based on Fair Value
Variable Rate Senior Loan Interests	$ 265,307,549	Comparable Companies	EBITDA Multiple	3.25x -5.50x	8.18x
		Discounted Cash Flow Model	Discount Rate	7.93% - 20.00%	13.33%
		Expected Recovery	Anticipated Proceeds	108.66% of Par	-
		Third-Party Pricing	Broker Quote	92.50% - 112.99% of Par	101.19% of Par
Common Stocks & Other Equity Interests	133,219,253	Comparable Companies	EBITDA Multiple	4.01x	5.35x
Preferred Stocks	23,995,657	Comparable Companies	EBITDA Multiple	8.75x	-
Non-U.S. Dollar Denominated Bonds & Notes	5,553,779	Third-Party Pricing	Broker Quote	116.03% of Par	-
U.S. Dollar Denominated Bonds & Notes	3,320,936	Comparable Companies	EBITDA Multiple	7.50x	-
Investments Matured	1,091,638	Expected Recovery	Anticipated Proceeds	14.00% of Par	-
Total	$ 432,488,812
Invesco Senior Floating Rate Fund